Cover	Feb. 15, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 15, 2024
Entity File Number	814-01393
Entity Registrant Name	Kayne DL 2021, Inc.
Entity Central Index Key	0001850787
Entity Tax Identification Number	86-2440860
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	717 Texas Avenue
Entity Address, Address Line Two	Suite 2200
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77002
City Area Code	(713)
Local Phone Number	493-2020
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false